New accounting pronouncements - IFRIC 23 (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Jan. 01, 2018	Dec. 31, 2017
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other provisions	€ 20,218	€ 27,266		€ 14,944
Income tax payables		400
Provision for income tax	10,734	9,656
Total income tax payables	10,882	10,056		10,833
Tax risks
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other provisions	19,675	25,840		14,143
Provision for income tax				10,716
Total income tax payables			€ 10,833	117
Provision for other expenses
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other provisions	474	€ 877		€ 560
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Additions	49
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Tax risks | IFRIC 23, Uncertainty Over Income Tax Treatment [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Provision for income tax			(10,716)
Total income tax payables			€ 10,716
Previously stated
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total income tax payables	€ 147